Report of the directors financial review risk report - Wholesale analysis (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 1,895,479	$ 1,990,378
Gross carrying/ nominal amount | Wholesale | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	1,759,826	1,820,843
Gross carrying/ nominal amount | Wholesale | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	135,653	169,535
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(11,100)	(12,000)
Increase (decrease) in financial assets	(4,800)	(5,700)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(2,206)	(2,507)
Increase (decrease) in financial assets	(2,200)	(2,500)
Allowance for ECL | Wholesale | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(743)	(754)
Allowance for ECL | Wholesale | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(1,463)	(1,753)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,020)	(2,301)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(682)	(702)
Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(1,337)	(1,599)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,604)	(1,829)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(535)	(553)
Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(1,069)	(1,276)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,907)	(3,278)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(870)	(860)
Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	(2,037)	(2,418)
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(6,257)	(7,043)
Increase (decrease) in financial assets	800
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL | Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets	(868)	(854)
Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets	$ (5,389)	(6,189)
UK | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
UK | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 422,340	426,427
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(803)	(820)
UK | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(738)	(754)
UK | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(591)	(599)
UK | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(989)	(1,041)
UK | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,455)	(2,487)
US | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	200,895	191,104
US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(202)	(215)
US | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(186)	(199)
US | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(187)	(189)
US | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(241)	(268)
US | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (455)	(441)
Hong Kong | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Hong Kong | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 428,358	447,480
Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(543)	(609)
Hong Kong | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(506)	(566)
Hong Kong | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(373)	(433)
Hong Kong | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(741)	(807)
Hong Kong | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,199)	(1,393)
Mainland China | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	129,488	129,945
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(179)	(258)
Mainland China | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(146)	(217)
Mainland China | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(90)	(142)
Mainland China | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(314)	(414)
Mainland China | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (791)	(945)
CANADA | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
CANADA | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets		84,092
CANADA | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		(89)
CANADA | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(75)
CANADA | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(56)
CANADA | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(107)
CANADA | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets		(487)
Mexico | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ 35,659	30,159
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(55)	(60)
Mexico | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(51)	(56)
Mexico | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(41)	(46)
Mexico | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(67)	(73)
Mexico | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(229)	(226)
UAE | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	56,876	52,074
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(54)	(32)
UAE | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(52)	(32)
UAE | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(45)	(30)
UAE | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(61)	(34)
UAE | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(104)	(40)
France | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	170,093	178,827
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(102)	(98)
France | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(100)	(102)
France | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(88)	(90)
France | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(116)	(124)
France | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(150)	(141)
Other geographies | Gross carrying/ nominal amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	451,769	450,271
Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(269)	(325)
Other geographies | Allowance for ECL | Wholesale | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(242)	(298)
Other geographies | Allowance for ECL | Wholesale | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(190)	(245)
Other geographies | Allowance for ECL | Wholesale | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(378)	(410)
Other geographies | Allowance for ECL | Wholesale | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (875)	$ (882)